Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Guarantees and Other Commitments [Line Items]
Operating lease charges	$ 2.7	$ 3.2	$ 4.5
Environmental Guarantee Obligations
Guarantees and Other Commitments [Line Items]
Guarantees	0.0	0.1
Environmental Guarantee Obligations | South African and Ghanaian Operations [Member]
Guarantees and Other Commitments [Line Items]
Guarantees	$ 59.0	$ 67.0